FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2025
Finance Costs [Abstract]
Schedule of finance cost

		Years ended December 31
(In millions of dollars)	Note	2025	2024

Interest on borrowings, net [1]		1,954	2,022
Interest on lease liabilities	9	147	137
Interest on post-employment benefits	27	(5)	(5)
Gain on redemption of long-term debt [2]	25	(151)	—
(Gain) loss on foreign exchange		(45)	222
Change in fair value of derivative instruments		17	(205)
Change in fair value of subsidiary equity derivative instruments [3]		(9)	—
Capitalized interest		(30)	(36)
Deferred transaction costs and other		165	160

Total finance costs		2,043	2,295
[1] Interest on borrowings, net includes interest on short-term borrowings and on long-term debt.
[2]    Reflects the net gain on the redemption of long-term debt purchased in 2025 (see note 25 for more information).
[3]    Reflects the change in fair value of derivatives entered into related to the network transaction (see note 19 for more information).